Prepayments and other current assets - Schedule of Prepayments and Other Assets (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Proceed Receivable	$ 1,105,000
Employees [Member] | Minimum
Loans Receivables Term	8 years
Employees [Member] | Maximum
Loans Receivables Term	10 years
Shenzhen Arashi
Proceed Receivable	$ 1,105,000